INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 65,474,798		$ 95,826,256
Land		7,435,734		9,774,646
Other assets		17,011,149		18,999,881
Operating Limited Partnerships Assets		89,921,681		124,600,783
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		103,294,917		137,707,477
Accounts payable and accrued expenses		5,749,586		6,965,641
Other liabilities		7,435,396		12,147,565
Operating Limited Partnerships Liabilities		116,479,899		156,820,683
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(24,576,499)	(24,576,499)	(21,884,464)	(21,884,462)
Other partners		(1,981,719)		(10,335,438)
Operating Limited Partnerships Partners Capital		(26,558,218)		(32,219,900)
Operating Limited Partnerships Liabilities and Stockholders Equity		89,921,681		124,600,783
Series Fifteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,638,155		11,960,583
Land		1,244,835		1,287,635
Other assets		4,234,106		4,023,199
Operating Limited Partnerships Assets		16,117,096		17,271,417
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,388,703		24,148,955
Accounts payable and accrued expenses		298,698		350,564
Other liabilities		749,927		872,433
Operating Limited Partnerships Liabilities		24,437,328		25,371,952
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,975,421)	(6,975,421)	(6,813,929)	(6,813,927)
Other partners		(1,344,811)		(1,286,608)
Operating Limited Partnerships Partners Capital		(8,320,232)		(8,100,535)
Operating Limited Partnerships Liabilities and Stockholders Equity		16,117,096		17,271,417
Series Sixteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,164,345		22,821,455
Land		1,633,868		1,930,468
Other assets		6,061,968		6,004,950
Operating Limited Partnerships Assets		25,860,181		30,756,873
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		29,504,432		31,824,524
Accounts payable and accrued expenses		3,485,962		3,300,317
Other liabilities		955,168		2,298,505
Operating Limited Partnerships Liabilities		33,945,562		37,423,346
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(7,945,537)	(7,945,537)	(6,932,746)	(6,932,746)
Other partners		(139,844)		266,273
Operating Limited Partnerships Partners Capital		(8,085,381)		(6,666,473)
Operating Limited Partnerships Liabilities and Stockholders Equity		25,860,181		30,756,873
Series Seventeen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		15,755,284		30,801,499
Land		2,357,349		3,860,381
Other assets		3,349,330		4,966,333
Operating Limited Partnerships Assets		21,461,963		39,628,213
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		22,159,355		46,893,314
Accounts payable and accrued expenses		860,339		1,209,547
Other liabilities		2,602,669		5,592,363
Operating Limited Partnerships Liabilities		25,622,363		53,695,224
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,951,388)	(3,951,388)	(4,490,042)	(4,490,042)
Other partners		(209,012)		(9,576,969)
Operating Limited Partnerships Partners Capital		(4,160,400)		(14,067,011)
Operating Limited Partnerships Liabilities and Stockholders Equity		21,461,963		39,628,213
Series Eighteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,716,393		18,518,861
Land		1,534,202		1,830,682
Other assets		2,550,077		2,915,815
Operating Limited Partnerships Assets		16,800,672		23,265,358
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,890,770		23,044,796
Accounts payable and accrued expenses		838,492		1,299,758
Other liabilities		1,205,148		1,449,945
Operating Limited Partnerships Liabilities		20,934,410		25,794,499
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,457,086)	(3,457,086)	(2,015,565)	(2,015,565)
Other partners		(676,652)		(513,576)
Operating Limited Partnerships Partners Capital		(4,133,738)		(2,529,141)
Operating Limited Partnerships Liabilities and Stockholders Equity		16,800,672		23,265,358
Series Nineteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,200,621		11,723,858
Land		665,480		865,480
Other assets		815,668		1,089,584
Operating Limited Partnerships Assets		9,681,769		13,678,922
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,351,657		11,795,888
Accounts payable and accrued expenses		266,095		805,455
Other liabilities		1,922,484		1,934,319
Operating Limited Partnerships Liabilities		11,540,236		14,535,662
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,247,067)	(2,247,067)	(1,632,182)	(1,632,182)
Other partners		388,600		775,442
Operating Limited Partnerships Partners Capital		(1,858,467)		(856,740)
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 9,681,769		$ 13,678,922